Basis of preparation - consolidated financial statements (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of preparation - consolidated financial statements
Accumulated deficit	€ (536,128,000)	€ (430,190,000)
Current cash resources including short term investments	72,000,000.0
Net equity	€ 57,807,000	€ 152,915,000	€ 135,951,000	€ 71,993,000